Fair Value Measurements - Summary of Quantitative Information About Significant Unobservable Valuation Inputs of Assets And Liabilities For Level 3 (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 55,933,940
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	45,941,438
Agreement for Future Delivery of Common Shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	1,406,514
Agreement for Future Delivery of Common Shares | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 1,406,514
Agreement for Future Delivery of Common Shares | Measurement Input Recent Transaction Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Recent Transaction Price
Common Stocks
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 33,803,899
Common Stocks | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 33,803,899
Common Stocks | Measurement Input Adjusted Recent Transaction Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Adjusted Recent Transaction Price
Common Stocks | Measurement Input Adjusted Recent Transaction Price | Level 3 | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	0.14
Common Stocks | Measurement Input Adjusted Recent Transaction Price | Level 3 | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	79.26
Common Stocks | Measurement Input Adjusted Recent Transaction Price | Level 3 | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	31.83
Common Stocks | Measurement Input Indicative Broker Quote | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Indicative Broker Quotes
Common Stocks | Measurement Input Indicative Broker Quote | Level 3 | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	200
Common Stocks | Measurement Input Indicative Broker Quote | Level 3 | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	300
Common Stocks | Measurement Input Indicative Broker Quote | Level 3 | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	243.75
Common Stocks | Measurement Input Recent Transaction Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Recent Transaction Price
Common Stocks | Measurement Input Volume Weighted Average Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Volume Weighted Average Price
Common Stocks | Measurement Input Volume Weighted Average Price | Level 3 | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	4
Common Stocks | Measurement Input Volume Weighted Average Price | Level 3 | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	24.37
Common Stocks | Measurement Input Volume Weighted Average Price | Level 3 | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	8.99
Convertible Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 2,000,000
Convertible Notes | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 2,000,000
Convertible Notes | Measurement Input Acquisition Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Cost Approach
Unobservable Input	Acquisition Price
Preferred Stocks
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 9,230,121
Preferred Stocks | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 8,731,025
Preferred Stocks | Measurement Input Indicative Broker Quote | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Indicative Broker Quote
Preferred Stocks | Measurement Input Indicative Broker Quote | Level 3 | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	250
Preferred Stocks | Measurement Input Indicative Broker Quote | Level 3 | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	275
Preferred Stocks | Measurement Input Indicative Broker Quote | Level 3 | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	243.75
Preferred Stocks | Measurement Input Recent Transaction Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Recent Transaction Price
Preferred Stocks | Measurement Input, Discount Rate | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Discount Factor
Ranges of Inputs/(Average) Assets	65
Preferred Stocks | Measurement Input Acquisition Price | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Cost Approach
Unobservable Input	Acquisition Price